STOCKHOLDERS' EQUITY (Details 2) (USD $)	12 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Stock Warrants
Number of Warrants:
Beginning balance at December 31, 2012 (in shares)	35,603,142		16,255,779
Granted (in shares)	24,482,741	56,190,375	13,435,590
Cancelled (in shares)	32,430,954	5,336,045	(3,446,748)
Forfeited (in shares)		(3,720,000)
Exercised (in shares)	(11,399,150)	(11,531,188)
Ending Balance at September 30, 2013 (in shares)	16,255,779	35,603,142	26,244,621
Warrants exercisable at September 30, 2013 (in shares)	16,255,779		26,244,621
Weighted Average Exercise Price:
Beginning Balance at December 31, 2012 (in dollars per share)			$ 0.54
Granted (in dollars per share)			$ 0.40
Cancelled (in dollars per share)			$ 0.65
Forfeited (in dollars per share)
Exercised (in dollars per share)
Ending Balance at September 30, 2013 (in dollars per share)			$ 0.45
Warrants exercisable at September 30, 2013 (in dollars per share)	$ 0.54		$ 0.45
Weighted average fair value of warrants granted during the period (in dollars per share)			$ 0.17
Weighted Average Remaining Contractual Life:
Beginning Balance at December 31, 2012			2 years 5 months 1 day
Granted			3 years
Cancelled			1 month 20 days
Ending Balance at September 30, 2013	2 years 5 months	3 years 11 months	2 years 5 months 19 days
Warrants exercisable at September 30, 2013	2 years 5 months		2 years 5 months 19 days